Vanguard ESG U.S. Corporate Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard ESG U.S. Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg MSCI US Corporate SRI Select Index (the “Target Index”). The Target Index is a subset of the Bloomberg U.S. Corporate Index, which serves as the universe of eligible bonds for use in constructing the Target Index and includes U.S. dollar-denominated, taxable, investment-grade corporate bonds. The Target Index excludes bonds with maturities of less than 1 year and with less than $750 million outstanding and is screened for certain ESG criteria by the Index Provider. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Target Index excludes the bonds of companies that the Index Provider determines engage in (which may include manufacturing, owning, and operating), have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, gambling, tobacco, nuclear weapons, controversial weapons, conventional weapons, civilian firearms, nuclear power, and thermal coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the Index Provider can vary from one activity or business segment to another. The Target Index also excludes the bonds of any company that, as determined by the Index Provider, does not meet certain standards defined by the Index Provider with respect to an ESG controversies assessment (which measures a company’s involvement in major ESG controversies and how well the company adheres to international norms and principles) or does not have an ESG controversies assessment score. If MSCI, the Index Provider’s data source, has insufficient or no data available to adequately assess a particular issuer relative to the Target Index’s ESG criteria, bonds of such issuer may be excluded from the Target Index until they are determined to be eligible by MSCI. Additionally, the Target Index excludes bonds of companies that fail to have at least one woman on their board of directors and companies for which the Index Provider does not have board diversity data.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index.